UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 207 025 7613
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Signature, Place, and Date of Signing:

    /s/ Angus Milne                 London, England              8/14/08
    ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              4
                                               -------------

Form 13F Information Table Value Total:           191,213
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                     Form 13F INFORMATION TABLE


       COLUMN 1                 COLUMN 2         COLUMN 3  COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
-------------------         ---------------      --------  -------- ----------------  ----------  -------- -----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS       CUSIP    (x$1000) PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC          COM              524908100   88,193       4,451,928 SH     SOLE           N/A     4,451,928
SOVEREIGN BANCORP INC          COM              845905108   27,600       3,750,000 SH     SOLE           N/A     3,750,000
STATE STR CORP                 COM              857477103   39,994         625,000 SH     SOLE           N/A       625,000
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107   35,426         279,100 SH     SOLE           N/A       279,100


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